Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		11 Months Ended	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2019
Revenues
Revenues	$ 680,369	$ 52,085	$ 5,981,221	$ 143,032	$ 35,913	$ 1,913,987
Cost of revenues	680,133	37,957	4,097,781	73,672	8,895	1,627,136
Gross profit	236	14,128	1,883,440	69,360	27,018	286,851
Operating expenses
General and administrative expenses	804,583	2,068,141	4,406,209	2,208,533	23,947	3,223,191
Total operating expenses	804,583	2,068,141	4,406,209	2,208,533	23,947	3,223,191
Income (Loss) from Operations	(804,347)	(2,054,013)	(2,522,769)	(2,139,173)	3,071	(2,936,340)
Other income (expenses)
Interest expenses	(36,017)	(17,161)	(90,381)	(32,428)	(10,591)	(69,916)
Amortization of debt discount	(263,534)		(444,810)			(76,230)
Change in derivative liabilities	(132,977)		(157,546)			(147,495)
Impairment loss			(95,000)
Loss on loans settlement	(234,513)		(234,513)
Other income			300			17,733
Total other income (expenses)	(667,041)	(17,161)	(1,021,950)	(32,428)	(10,591)	(275,908)
Income (loss) before income taxes	(1,471,388)	(2,071,174)	(3,544,719)	(2,171,601)	(7,520)	(3,212,248)
Income taxes
Net Income (Loss)	$ (1,471,388)	$ (2,071,174)	$ (3,544,719)	$ (2,171,601)	$ (7,520)	$ (3,212,248)
Earnings (loss) per share
Basic	$ (0.04)	$ (0.08)	$ (0.11)	$ (0.10)	$ (0.00)	$ (0.13)
Dilutive	$ (0.04)	$ (0.08)	$ (0.11)	$ (0.10)	$ (0.00)	$ (0.13)
Weighted average number of shares outstanding
Basic	38,411,015	24,792,455	32,281,583	20,945,539	18,000,000	25,622,733
Dilutive	38,411,015	24,792,455	32,281,583	20,945,539	18,000,000	25,622,733